Net Loss Per Share Of Common Stock, Basic And Diluted - Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Net loss	$ (1,960,638)	$ (5,140,013)
Weighted-average common shares outstanding	10,216,014	8,650,143
Net loss per share, basic and diluted (usd per share)	$ (0.19)	$ (0.59)